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jcummins@sidley.com (212) 839-5374	FOUNDED 1866

January 8, 2014

Securities and Exchange Commission

Division of Corporation Finance

100 F Street, N.E.

Washington, DC 20549

Attn:	Jay Ingram
Alfred Pavot
Tracey Smith
Asia Timmons-Pierce

Re:	The New Home Company LLC Amendment No. 6 to the Registration Statement on Form S-1 (333-189366)

Ladies and Gentlemen:

The New Home Company LLC (to be converted into a Delaware corporation prior to the completion of the offering to which the Registration Statement referred to below relates) (the “Company”) has today electronically transmitted, pursuant to Regulation S-T, Amendment No. 7 (“Amendment No. 7”) to the Registration Statement on Form S-1 (including exhibits thereto) of the Company (the “Registration Statement”) for filing under the Securities Act of 1933, as amended (the “Securities Act”). On behalf of the Company, we hereby respond to the comments of the staff (the “Staff”) of the Division of Corporation Finance of the Securities and Exchange Commission (the “Commission”) in a letter dated January 7, 2014 from Mr. Jay Ingram, Legal Branch Chief. For your convenience, the Staff’s Comments are included in this letter and are followed by the applicable responses. We will also provide courtesy copies of Amendment No. 7 to the Registration Statement, as filed and marked to indicate the changes made from the filing of Amendment No. 6 to the Registration Statement with the Commission on December 17, 2013.

Project Sales by Market, page 10

1.	Please include the nine-months ended September 30, 2012 home sales revenue and units delivered in your table to provide investors with comparative information.

Securities and Exchange Commission

Division of Corporation Finance

January 8, 2014

Response: In accordance with the Staff’s Comment, the Company has included the nine-months ended September 30, 2012 home sales revenue and units delivered in the table on page 10.

Risk Factors, page 26

Risks Related to Our Organization and Structure, page 43

The obligation associated with being a public company…, page 45

2.	Please expand your disclosures for the nature of the material weakness identified to describe the control deficiency in your internal control over financial reporting. In this regard, the restatement is not the material weakness but rather the result of the control deficiency in your internal control over financial reporting.

Response: In accordance with the Staff’s Comment, the Company has revised its disclosure on page 45 as follows (new text underscored):

“Internal control over financial reporting is a process designed to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements in accordance with accounting principles generally accepted in the United States, or GAAP. We are currently in the process of reviewing, documenting and testing our internal control over financial reporting, but we are not currently in compliance with, and we cannot be certain when we will be able to implement the requirements of, Section 404(a). For instance, in December 2013, we determined that an error in our financial statements occurred, as we did not properly record compensation expense for equity based units. We restated our consolidated statement of operations, members’ equity, and cash flows for the years ended December 31, 2012 and 2011, and for the period from August 18, 2010 (inception) to December 31, 2010, to correct this error. This error was the result of our failure to design proper controls to identify, evaluate and account for equity-based awards, and the lack of such proper controls resulted in a material weakness in internal control over financial reporting as defined in Public Company Accounting Oversight Board Auditing Standard No. 5.”

Use of Proceeds, page 52

3.	We note that you intend to use the net proceeds from this offering for the purchase of real estate inventories. Please expand your disclosure to clarify whether any of your principal stockholders disclosed on pages 187-189 have a beneficial interest in any of the real estate inventories you intend to purchase with the net proceeds from this offering. If any of your principal stockholders do hold a beneficial interest in any of the real estate inventories you intend to purchase and/or have purchased, please consider the need to include a risk factor for this potential conflict of interest.

Response: In accordance with the Staff’s Comment, the Company has expanded its disclosure on page 52.

Securities and Exchange Commission

Division of Corporation Finance

January 8, 2014

Management’s Discussion and Analysis of Financial Conditions and Results of Operations, page 62

Liquidity and Capital Resources, page 85

4.	Please expand your discussion and analysis of your sources and uses of cash flow to compare and contrast your sources of liquidity to your liquidity and capital requirements for the next 12 months. In this regard, we note that capital contributions have funded your significant increases in real estate inventories rather than cash on hand and available borrowings. Please ensure your disclosures clarify for investors whether there will continue to be significant capital contributions by your current members. We also note that you have recognized significant negative cash flows for the nine months ended September 30, 2013, and fiscal years 2011 and 2010 along with significant negative free cash flows for all periods presented.

Response: In accordance with the Staff’s Comment, the Company has expanded its disclosure on pages 85 and 86 to include the following:

“Our principal sources of capital for the year ended December 31, 2012 and the nine months ended September 30, 2013 were capital contributions from our members and acquisition, development and construction loans. We anticipate that proceeds from this offering, our funds generated from operations, distributions from our joint ventures, and available borrowings under loan facilities will provide cash flows to meet our working capital requirements for the next 12 months. Our available borrowings are contingent upon us meeting certain criteria for funding. In the event we are unable to meet the funding requirements, we would have to seek other sources to meet our financial commitments or reduce our plan to invest in additional real estate projects or joint ventures.”

“As of September 30, 2013, the $60 million capital commitment was fully funded, and we do not anticipate receiving additional capital commitments or contributions from our members prior to the completion of this offering.”

Critical Accounting Policies, page 93

Stock-Based Compensation, page 98

5.	Please expand your disclosure to provide investors with a description of the methodology you utilized to estimate the fair value of the stock-based instruments issued during fiscal year 2010, along with the material assumptions used. Please refer to ASC 820 and Section 501.14 of the Financial Reporting Codification for guidance.

Response: In accordance with the Staff’s Comment, the Company has expanded its disclosure on page 98 as follows:

“We account for share-based awards in accordance with ASC 718, Compensation—Stock Compensation, or ASC 718. ASC 718 requires that the cost resulting from all share-based

Securities and Exchange Commission

Division of Corporation Finance

January 8, 2014

payment transactions be recognized in the financial statements. ASC 718 requires all entities to apply a fair-value-based measurement method in accounting for share-based payment transactions with employees except for equity instruments held by employee share ownership plans. We utilized an option-based model to estimate the fair value of the share-based award issued in fiscal 2010. The key assumptions utilized in such option based model are expected dividend yield, expected term, expected volatility, risk free interest rate and expected forfeiture rate.” See Note 14, “Stock Based Compensation,” to our financial statements for further information regarding the key assumptions.

Index to Consolidated Financial Statements, page F-1

Notes to Pro Forma Financial Statements, page F-6

6.	We note that you have removed the disclosure from footnote (2) and from Note 1 to your audited financial statements for the $2.6 million compensation expense associated with the portion of the Promote (i.e., the difference between TNHCP’s capital interest and its economic interest) that is contingent on certain performance conditions, such as a liquidity event. Please provide us with a comprehensive explanation as to why you are not required to continue to provide this disclosure, as Article 11-02(b)(5) of Regulation S-X requires disclosure of nonrecurring transactions. Please also refer to comment 3 in our letter dated July 15, 2013, and comment 2 in our letter dated July 17, 2013, along with your corresponding response letters.

Response: Initially, the Company had concluded that the performance based share units (the “Promote”) were share based units with a contingent performance condition, as defined. Further, the Company had concluded that a contingent performance condition was not probable, and as such, no compensation expense should be recorded until such a contingent performance condition is probable of occurrence. Accordingly, the Company had included a disclosure in the previous filing that $2.6 million of compensation expense related to the Promote will be recorded when the contingent performance condition, such as a liquidity event, becomes probable.

During the third quarter of fiscal year 2013, the Company reevaluated the terms of the Promote noting that it includes service and performance based vesting conditions. Specifically, the respective agreements state that the Promote will vest either upon an occurrence of a contingent performance condition or over a four-year employment term. Based on this reevaluation, the Company concluded that the previous disclosure related to the Promote had to be revised, and the Company should have recognized compensation expense for the Promote over the shortest implicit or explicit service period required by the multiple vesting conditions. Accordingly, the Company restated its historical financial statements to recognize compensation expense over the four-year service period beginning at the date of grant.

Further, the Company had used an enterprise fair value as of the date of grant in the previous option model, which resulted in $2.6 million of total compensatory amount attributable to the Promote. The Company has updated the correct enterprise fair value as of the date of grant in the current option model, which resulted in $1.9 million of total

Securities and Exchange Commission

Division of Corporation Finance

January 8, 2014

compensation attributable to the Promote. The enterprise fair value utilized in the current option model is consistent with the enterprise fair value of the Company utilized to record the push down event as of the measurement date disclosed in Footnote 1 to the Company’s financial statements.

The Company has expanded its disclosure in Footnote 1 to the Company’s financial statements, based on the Staff’s Comment #7, to provide investors with a better understanding of what led to the change in accounting for the Promote. Please see the Company’s response to Comment #7 for further details.

The New Home Company LLC and The New Home Company Predecessor Financial Statements

1. Organization and Summary of Significant Accounting Policies, page F-13

Restatement, page F-15

7.	We note that you have restated the consolidated financial statements to reflect compensation expense associated with share based awards issued during fiscal year 2010. Please expand your disclosure to explain to investors how you originally accounted for the share based awards, why you originally believed this accounting was appropriate, what caused you to re-evaluate this accounting, what led you to determine that your original accounting was inconsistent with US GAAP and why your new accounting for the share based awards is in accordance with US GAAP.

Response: In accordance with the Staff’s Comment, the Company has expanded its disclosure on page F-15 as follows (new text underscored):

“The consolidated financial statements of the Company for the years ended December 31, 2012 and 2011 and for the period from August 18, 2010 (inception) through December 31, 2010 have been restated to reflect adjustments related to share based units included in general and administrative expense. The previously issued consolidated financial statements did not record compensation expense for these share based units issued by the Company to certain members of management in 2010, as they were deemed to be contingent on a performance condition, as defined. The Company did not record any compensation expense in prior periods as the contingent performance condition was not probable. During the third quarter of fiscal 2013, the Company reevaluated the terms of the share based units issued in fiscal 2010 noting that they include certain service and contingent performance vesting conditions. Upon this reevaluation, the Company concluded that the respective employees vest in the share based units over the earlier of a four-year employment term or upon an occurrence of the contingent performance condition. The Company noted, in accordance with ASC 718, if a share based award vests because either the service or contingent performance conditions are satisfied, the requisite service period to record compensation expense should be the shortest explicit or implicit service period. Accordingly, the Company concluded that compensation expense should be recognized over a four-year service period beginning at the date of grant. See Note 14, “Stock Based Compensation,” for a description of the share based units.”

Securities and Exchange Commission

Division of Corporation Finance

January 8, 2014

8.	Please expand your disclosure to provide investors with an understanding as to what will occur with the equity based units, both vested and unvested, that were granted during fiscal year 2010 in connection with the IPO and the conversion from a LLC to a Delaware corporation.

Response: In accordance with the Staff’s Comment, the Company has expanded its disclosure on pages F-15 and F-6, respectively, to include the following:

“Upon the conversion of the Company from an LLC to a Delaware corporation and the consummation of an initial public offering, all unvested share based units will vest as the performance condition becomes probable. Further, all vested share based units will be converted to common stock of the Delaware corporation. However, there is no guarantee that an initial public offering will be consummated.”

We have also updated the disclosure in Footnote 2 to the pro forma financial statements to record the acceleration of the compensation expense upon vesting of the unvested share based units as the contingent performance condition, an initial public offering, will become probable. The following disclosure has been included in Footnote 2 to the pro-forma financial statements:

“As noted in Footnote 1 and Footnote 14 of The New Home Company LLC financial statements, in fiscal year 2010 the Company issued share based units that vest at the earlier of a performance condition, such as a liquidity event, or over a four-year employment period. The Company has recorded compensation expense for these share based units over a four-year requisite service period in its historical financial statements. Upon the conversion of the Company from an LLC to a Delaware corporation and the consummation of an initial public offering, all unvested share based units will vest as the performance condition becomes probable. The pro forma statement of operations reflects the effects of the acceleration of the compensation expense assuming the initial public offering had occurred on January 1, 2012. Accordingly, the statement of operations for the year ended December 31, 2012 reflects an acceleration of the remaining $0.8 million compensation expense for the share based units. The pro forma statement of operations for the nine months ended September 30, 2013 reflects a reversal of $0.4 million of compensation expense recognized in the historical financial statements for the share based units.”

13. Related Party Transactions, page F-34

9.	Please confirm to us that none of the principal stockholders held a beneficial interest in any of the real estate inventories purchased during any of the periods presented. Otherwise, please expand your disclosures to provide investors with the details of the transactions in which a principal stockholder had a beneficial interest.

Securities and Exchange Commission

Division of Corporation Finance

January 8, 2014

Response: The Company confirms that none of the principal stockholders held a beneficial interest in any of the real estate inventories purchased during any of the periods presented.

14. Stock Based Compensation, page F-35

10.	Please expand your disclosure to provide all of the material terms of the equity based units. Please refer to ASC 718-10-50-1 – 50-2 for guidance.

Response: In accordance with the Staff’s Comment, the Company has expanded its disclosure on page F-36 as follows (new text underscored):

“On August 18, 2010, the Company granted equity based units to certain members of management. Recipients of the equity based units have the right to receive certain distributions, if any, from the Company following the return of capital to its equity members. The share based units vest if either a four-year service period or contingent performance conditions are satisfied. The four-year service period is utilized to record compensation expense, as it is the shorter of the two vesting conditions. The equity based units have a contractual term of four years.

“The fair value for the equity based units was established in fiscal year 2013 based on the key assumptions as of the date of grant using an option based model. As the Company does not have a trading history to measure volatility, the volatility of the Company’s peer group, consisting of public homebuilders, was utilized to measure the fair value of the share based units. The fair value of the equity based units was determined using the following assumptions:

August 18, 2010
Dividend yield	0.0%
Expected volatility	65.0%
Risk-free interest rate	0.9%
Term	4 years

“The Company did not grant any equity based units during the nine months ended September 30, 2013 and the years ended December 31, 2012 and 2011. No equity based units were cancelled or forfeited or expired during the nine months ended September 30, 2013 and the years ended December 31, 2012 and 2011.

“The grant-date fair value of the equity based units granted during the period ended December 31, 2010 was $1.9 million. The Company recognized $356,250, $356,250, $475,000, $475,000 and $158,333 of compensation expense during the nine months ended September 30, 2013 and 2012 (unaudited), the years ended December 31, 2012 and 2011, and for the period from August 18, 2010 (inception) to December 31, 2010,

Securities and Exchange Commission

Division of Corporation Finance

January 8, 2014

respectively, and all such compensation expense was included in general and administrative expense in the accompanying consolidated statements of operations. The remaining unrecognized compensation expense related to equity based units was $435,417, $791,667 and $1.3 million at September 30, 2013 (unaudited) and December 31, 2012 and 2011, respectively.”

11.	We note your disclosure that the fair value for the equity based units was established at the date of grant. It is unclear how this is an appropriate characterization of how management estimated the fair value, since you did not previously account for the transaction that occurred during fiscal year 2010 as share based awards in which compensation expense was recognized as disclosed in Note 1. Please expand your disclosures to reconcile these potential inconsistencies.

Response: In accordance with the Staff’s Comment, the Company has expanded its disclosure on page F-36 as follows:

“The fair value for the equity based units was established in fiscal year 2013 based on the key assumptions as of the date of grant using an option based model.”

*    *    *    *    *

Securities and Exchange Commission

Division of Corporation Finance

January 8, 2014

Thank you for your responsiveness in providing the comments in your letter dated January 7, 2014. The Company appreciates the consideration of the Staff in this regard. We believe that the proposed modifications to the Registration Statement are responsive to the Staff’s Comments. The Company would welcome the opportunity to discuss any questions that the Staff has in respect of the modifications or the responses set forth in this letter. The Company seeks to commence printing preliminary prospectuses and the marketing roadshow of its offering as soon as practicable. Please direct any further communications relating to this filing to the undersigned at (212) 839-5374.

Very truly yours,

J. Gerard Cummins

cc:	H. Lawrence Webb

Edward F. Petrosky

Casey T. Fleck

Julian Kleindorfer